Summary of Significant Accounting Policies (Details 4) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018	Mar. 31, 2017
Gross Billings	$ 7,944,148	$ 4,997,603	$ 28,258,639	$ 11,708,779	$ 23,644,412	$ 14,578,164
Refunds, Incentives, Credits, and Chargebacks	(211,114)	(264,816)	(1,057,508)	(382,885)	(859,035)	(1,705,217)
Amounts Paid to Supplier	0	(796,889)	(3,858,528)	(796,889)	(4,867,945)	0
Net Revenue	7,733,034	3,935,898	23,342,603	10,529,005	17,917,432	12,872,947
Subscription Revenue
Gross Billings	7,204,415	3,660,708	21,882,055	10,371,884	14,758,614	14,578,164
Refunds, Incentives, Credits, and Chargebacks	(200,613)	(264,816)	(1,047,007)	(382,885)	(859,035)	(1,705,217)
Amounts Paid to Supplier	0	0	0	0	0	0
Net Revenue	7,003,802	3,395,892	20,835,048	9,988,999	13,899,579	12,872,947
Equipment Sales
Gross Billings	698,954	0	698,954	0
Refunds, Incentives, Credits, and Chargebacks	(4,000)	0	(4,000)	0
Amounts Paid to Supplier	0	0	0	0
Net Revenue	694,954	0	694,954	0
Cryptocurrency Mining Revenue
Gross Billings	40,779	1,336,895	5,690,380	1,336,895	8,885,798	0
Refunds, Incentives, Credits, and Chargebacks	(6,501)	0	(6,501)	0	0	0
Amounts Paid to Supplier	0	(796,889)	(3,871,278)	(796,889)	(4,867,945)	0
Net Revenue	$ 34,278	$ 540,006	$ 1,812,601	$ 540,006	$ 4,017,853	$ 0